AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Affiliated Mutual Fund — 91.2%
Fixed Income
AST Target Maturity Central Portfolio* (cost $42,580,605)(wa)	4,478,406	$45,366,256

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k) — 7.2%
U.S. Treasury Notes
4.250%	12/31/24	3,580	3,555,527
(cost $3,552,721)

Total Long-Term Investments (cost $46,133,326)				48,921,783

	Shares
Short-Term Investment — 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,299,280)(wa)	1,299,280	1,299,280

TOTAL INVESTMENTS—101.0% (cost $47,432,606)		50,221,063

Liabilities in excess of other assets(z) — (1.0)%		(490,444)

Net Assets — 100.0%		$49,730,619

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
52	3 Month CME SOFR	Sep. 2024	$12,332,450	$(33,420)
25	3 Month CME SOFR	Dec. 2024	5,945,937	(7,233)
				(40,653)
Short Positions:
12	2 Year U.S. Treasury Notes	Jun. 2024	2,453,812	7,016
125	5 Year U.S. Treasury Notes	Jun. 2024	13,376,954	(25,473)
50	10 Year U.S. Treasury Notes	Jun. 2024	5,539,844	(25,961)
41	10 Year U.S. Ultra Treasury Notes	Jun. 2024	4,698,985	(45,541)
54	20 Year U.S. Treasury Bonds	Jun. 2024	6,503,625	(130,303)
31	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	3,999,000	(39,734)
				(259,996)
				$(300,649)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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